UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

190 Middle Street, Suite 101
Portland, Maine 04101

John P. DeGulis, President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – December 31, 2025

Item 1.  Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Annual Shareholder Report - December 31, 2025

Sound Shore Fund

SSHVX

:  Institutional Class

Fund Overview

This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.75%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

How did the Fund perform in the last year?

Sound Shore’s strong gain in 2025 was ahead of both the Russell 1000 Value Index and the growth-heavy Standard & Poor’s 500 Index. While the year started out with concerns over policy changes, inflation and economic growth, investors gained confidence in the second half and stocks rallied through year end. And despite the headlines about artificial intelligence (AI) and technology stocks dominating the cap-weighted indices, our outperformance was driven by a diverse group of companies and sectors. For the year, we had 14 stocks from 7 different sectors where we made more than 30% on our investment. That’s a lot of breadth in a market that supposedly didn’t have any. Despite Sound Shore’s strong performance, we are still not in a “value market,” and that’s the opportunity we see ahead. When this trend may change is anyone’s guess, but it has been a long while since value has sustained any relative performance advantage versus growth. Regardless, there is value to be had, but you have to look; you have to do the work, know what you own and remain disciplined.

Total Return Based on a $1,000,000 Investment

Date	Institutional Class	S&P 500® Index	Russell 1000® Value Index
12/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,006,042	$1,013,478	$1,016,379
6/16	$1,023,438	$1,038,362	$1,062,963
9/16	$1,093,483	$1,078,360	$1,099,960
12/16	$1,147,969	$1,119,600	$1,173,403
3/17	$1,200,586	$1,187,516	$1,211,750
6/17	$1,243,516	$1,224,189	$1,228,043
9/17	$1,281,072	$1,279,037	$1,266,304
12/17	$1,336,312	$1,364,026	$1,333,737
3/18	$1,301,207	$1,353,671	$1,295,950
6/18	$1,312,389	$1,400,154	$1,311,186
9/18	$1,386,273	$1,508,117	$1,385,972
12/18	$1,169,307	$1,304,222	$1,223,476
3/19	$1,308,593	$1,482,222	$1,369,491
6/19	$1,367,754	$1,546,014	$1,422,141
9/19	$1,334,563	$1,572,270	$1,441,419
12/19	$1,444,073	$1,714,874	$1,548,203
3/20	$1,023,210	$1,378,793	$1,134,369
6/20	$1,202,983	$1,662,043	$1,296,477
9/20	$1,287,498	$1,810,453	$1,368,986
12/20	$1,558,971	$2,030,391	$1,591,486
3/21	$1,736,177	$2,155,767	$1,770,607
6/21	$1,834,368	$2,340,060	$1,862,823
9/21	$1,841,350	$2,353,680	$1,848,294
12/21	$1,932,742	$2,613,223	$1,991,908
3/22	$1,915,070	$2,493,053	$1,977,215
6/22	$1,658,254	$2,091,644	$1,735,784
9/22	$1,529,222	$1,989,517	$1,638,277
12/22	$1,731,783	$2,139,946	$1,841,762
3/23	$1,756,175	$2,300,379	$1,860,292
6/23	$1,847,100	$2,501,481	$1,936,091
9/23	$1,811,325	$2,419,597	$1,874,815
12/23	$2,037,694	$2,702,487	$2,052,877
3/24	$2,386,153	$2,987,759	$2,237,341
6/24	$2,314,069	$3,115,748	$2,188,880
9/24	$2,470,120	$3,299,159	$2,395,289
12/24	$2,502,745	$3,378,641	$2,347,841
3/25	$2,455,391	$3,234,300	$2,397,986
6/25	$2,531,560	$3,588,209	$2,488,799
9/25	$2,747,574	$3,879,734	$2,621,447
12/25	$2,963,802	$3,982,741	$2,721,296

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. Updated performance can be found at www.soundshorefund.com.  Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	18.42%	13.71%	11.48%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

Total Net Assets	$987,638,722
# of Portfolio Holdings	38
Portfolio Turnover Rate	77%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$6,616,168

What did the Fund invest in?

The Adviser seeks to meet the Fund’s investment objective of growth of capital by employing a value investment strategy to its selection of predominantly large cap and mid cap common stocks for the portfolio.

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	95.3%
Money Market Fund	4.7%

Top Ten Holdings

(% of total net assets)

Regeneron Pharmaceuticals, Inc.	4.05%
Teva Pharmaceutical Industries, Ltd., ADR	4.01%
Alphabet, Inc., Class A	3.27%
Southwest Airlines Co.	3.18%
The Walt Disney Co.	3.13%
Public Service Enterprise Group, Inc.	3.11%
Nestle SA, ADR	3.04%
Berkshire Hathaway, Inc., Class B	3.03%
QUALCOMM, Inc.	2.94%
The AES Corp.	2.93%

Sector Weightings

(% of total net assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Materials	1.8%
Consumer Discretionary	4.9%
Consumer Staples	5.3%
Utilities	6.0%
Communication Services	6.9%
Energy	9.6%
Industrials	10.0%
Health Care	15.2%
Information Technology	16.9%
Financials	18.7%
Short-Term Investments	4.7%

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://soundshorefund.com/investor-resources-documents/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Annual Shareholder Report - December 31, 2025

207A-SSHVX-25

Annual Shareholder Report - December 31, 2025

Sound Shore Fund

SSHFX

:  Investor Class

Fund Overview

This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	0.95%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

How did the Fund perform in the last year?

Sound Shore’s strong gain in 2025 was ahead of both the Russell 1000 Value Index and the growth-heavy Standard & Poor’s 500 Index. While the year started out with concerns over policy changes, inflation and economic growth, investors gained confidence in the second half and stocks rallied through year end. And despite the headlines about artificial intelligence (AI) and technology stocks dominating the cap-weighted indices, our outperformance was driven by a diverse group of companies and sectors. For the year, we had 14 stocks from 7 different sectors where we made more than 30% on our investment. That’s a lot of breadth in a market that supposedly didn’t have any. Despite Sound Shore’s strong performance, we are still not in a “value market,” and that’s the opportunity we see ahead. When this trend may change is anyone’s guess, but it has been a long while since value has sustained any relative performance advantage versus growth. Regardless, there is value to be had, but you have to look; you have to do the work, know what you own and remain disciplined.

Total Return Based on a $10,000 Investment

Date	Investor Class	S&P 500® Index	Russell 1000® Value Index
12/15	$10,000	$10,000	$10,000
3/16	$10,058	$10,135	$10,164
6/16	$10,228	$10,384	$10,630
9/16	$10,925	$10,784	$11,000
12/16	$11,463	$11,196	$11,734
3/17	$11,985	$11,875	$12,117
6/17	$12,406	$12,242	$12,280
9/17	$12,777	$12,790	$12,663
12/17	$13,323	$13,640	$13,337
3/18	$12,968	$13,537	$12,959
6/18	$13,074	$14,002	$13,112
9/18	$13,807	$15,081	$13,860
12/18	$11,639	$13,042	$12,235
3/19	$13,022	$14,822	$13,695
6/19	$13,604	$15,460	$14,221
9/19	$13,269	$15,723	$14,414
12/19	$14,350	$17,149	$15,482
3/20	$10,164	$13,788	$11,344
6/20	$11,945	$16,620	$12,965
9/20	$12,779	$18,105	$13,690
12/20	$15,466	$20,304	$15,915
3/21	$17,218	$21,558	$17,706
6/21	$18,184	$23,401	$18,628
9/21	$18,243	$23,537	$18,483
12/21	$19,138	$26,132	$19,919
3/22	$18,952	$24,931	$19,772
6/22	$16,403	$20,916	$17,358
9/22	$15,123	$19,895	$16,383
12/22	$17,116	$21,399	$18,418
3/23	$17,350	$23,004	$18,603
6/23	$18,241	$25,015	$19,361
9/23	$17,874	$24,196	$18,748
12/23	$20,097	$27,025	$20,529
3/24	$23,523	$29,878	$22,373
6/24	$22,803	$31,157	$21,889
9/24	$24,331	$32,992	$23,953
12/24	$24,635	$33,786	$23,478
3/25	$24,160	$32,343	$23,980
6/25	$24,899	$35,882	$24,888
9/25	$27,004	$38,797	$26,214
12/25	$29,118	$39,827	$27,213

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.  Updated performance can be found at www.soundshorefund.com.  Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	18.20%	13.49%	11.28%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

Total Net Assets	$987,638,722
# of Portfolio Holdings	38
Portfolio Turnover Rate	77%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$6,616,168

What did the Fund invest in?

The Adviser seeks to meet the Fund’s investment objective of growth of capital by employing a value investment strategy to its selection of predominantly large cap and mid cap common stocks for the portfolio.

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	95.3%
Money Market Fund	4.7%

Top Ten Holdings

(% of total net assets)

Regeneron Pharmaceuticals, Inc.	4.05%
Teva Pharmaceutical Industries, Ltd., ADR	4.01%
Alphabet, Inc., Class A	3.27%
Southwest Airlines Co.	3.18%
The Walt Disney Co.	3.13%
Public Service Enterprise Group, Inc.	3.11%
Nestle SA, ADR	3.04%
Berkshire Hathaway, Inc., Class B	3.03%
QUALCOMM, Inc.	2.94%
The AES Corp.	2.93%

Sector Weightings

(% of total net assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Materials	1.8%
Consumer Discretionary	4.9%
Consumer Staples	5.3%
Utilities	6.0%
Communication Services	6.9%
Energy	9.6%
Industrials	10.0%
Health Care	15.2%
Information Technology	16.9%
Financials	18.7%
Short-Term Investments	4.7%

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://soundshorefund.com/investor-resources-documents/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Annual Shareholder Report - December 31, 2025

207A-SSHFX-25

(b) Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, Sound Shore Fund, Inc. (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c) There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d) There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)(1) A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

(a)(2) The audit committee financial expert, Mr. David Blair Kelso, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $23,300 in 2025 and $22,200 in 2024.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item 4 were $0 in 2025 and $0 in 2024.

(c) Tax Fees – The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning (“Tax Fees”) were $3,100 in 2025 and $3,000 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees – The aggregate fees billed in the Reporting Periods for other fees rendered by the principal accountant to the Registrant were $1,000 in 2025 and $1,000 in 2024, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pre-Approval Requirements for Audit and Non-Audit Services. The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” to be provided to Sound Shore Management, Inc. (“Sound Shore Management”), the Fund’s investment adviser, by the Fund’s independent auditor if the engagement relates to the operations and financial reporting of the Fund. The Audit Committee considers whether fees paid by Sound Shore Management for audit and permissible non-audit services are consistent with the independent auditor’s independence. Pre-approval of any permissible non-audit services provided to the Fund is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund constitutes not more than 5% of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Fund at the time of engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or its authorized delegate(s). Pre-approval of permissible non-audit services rendered to Sound Shore Management is not required if provided. The Audit Committee may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Fund. Any pre-approval determination of a delegate will be presented to the full Audit Committee at its next meeting.

(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2- 01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) The aggregate fees billed in the Reporting Periods for Non-Audit Services by the principal accountant to the Registrant were $5,500 in 2025 and $4,650 in 2024. The non-audit fees billed by the Registrant’s principal accountant for non-audit services provided to the Sound Shore Management (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant affiliated were $22,000 in 2025 and $21,150 in 2024.

(h) The Registrant’s Audit Committee considers the provision of any non-audit services rendered to the investment adviser, to the extent applicable, in evaluating the independence of the Registrant’s principal accountant. Any services provided by the principal accountant to the Registrant or to Sound Shore Management requiring pre-approval were pre-approved.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of financial statements filed under Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Annual Financials and Other Information
December 31, 2025
207-ANR-1225
This report is submitted for the general
information of the shareholders of the Fund. It
is not authorized for distribution to prospective
investors in the Fund unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
objectives and policies, experience of its
management, and other information.
SOUND SHORE FUND, INC.
190 Middle Street, Suite 101
Portland, ME 04101
www.soundshorefund.com
(800) 551-1980

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2025
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2025
Share
Amount Value
Common Stock (95.3%)
(a)
Communication Services ( 6.9% )
Alphabet, Inc., Class A 103,080 $ 32,264,040
The Walt Disney Co. 271,830 30,926,099
Warner Bros Discovery, Inc.
(b)
175,370 5,054,163
68,244,302
Consumer Discretionary ( 4 . 9% )
General Motors Co. 314,020 25,536,106
Mohawk Industries, Inc.
(b)
207,340 22,662,262
48 , 198 , 368
Consumer Staples ( 5.3% )
Albertsons Cos., Inc., Class A 1,281,365 22,001,037
Nestle SA, ADR 303,795 30,008,870
52,009,907
Energy ( 9.6% )
BP PLC, ADR 556,510 19,327,592
Coterra Energy, Inc. 967,875 25,474,470
EQT Corp. 463,355 24,835,828
Kinder Morgan, Inc. 926,885 25,480,069
95,117,959
Financials ( 18.7% )
Bank of America Corp. 466,160 25,638,800
Berkshire Hathaway, Inc., Class B
(b)
59,505 29,910,188
Capital One Financial Corp. 107,295 26,004,016
Citigroup, Inc. 231,955 27,066,829
Fidelity National Information Services, Inc. 415,345 27,603,829
Wells Fargo & Co. 280,615 26,153,318
Willis Towers Watson PLC 67,670 22,236,362
184,613,342
Health Care ( 15.2% )
GE HealthCare Technologies, Inc. 298,425 24,476,819
Incyte Corp.
(b)
262,610 25,937,990
Regeneron Pharmaceuticals, Inc. 51,805 39,986,725
Teva Pharmaceutical Industries, Ltd., ADR
(b)
1,269,505 39,621,251

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
Share
Amount Value
Health Care (15.2%) (continued)
Zimmer Biomet Holdings, Inc. 218,850 $ 19,678,992
149,701,777
Industrials ( 10 . 0% )
CSX Corp. 722,125 26,177,031
Huntington Ingalls Industries, Inc. 57,050 19,400,994
QXO, Inc.
(b)
1,137,265 21,937,842
Southwest Airlines Co. 759,740 31,400,054
98 , 915 , 921
Information Technology ( 16.9% )
Applied Materials, Inc. 82,290 21,147,707
Check Point Software Technologies, Ltd.
(b)
114,645 21,273,526
Flex, Ltd.
(b)
303,645 18,346,231
Kyndryl Holdings, Inc.
(b)
894,070 23,746,499
Marvell Technology, Inc. 301,295 25,604,049
QUALCOMM, Inc. 169,775 29,040,014
Salesforce, Inc. 103,685 27,467,194
166,625,220
Materials ( 1.8% )
Barrick Mining Corp. 417,235 18,170,584
Utilities ( 6.0% )
Public Service Enterprise Group, Inc. 382,190 30,689,857
The AES Corp. 2,021,450 28,987,593
59,677,450
Total Common Stock (95.3%) (cost $704,397,509) 941,274,830

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Concluded)
December 31, 2025
Share
Amount Value
Short-Term Investments (4.7%)
Money Market Fund ( 4.7% )
First American Government Obligations Fund, Class X, 3 . 67%
(c)
46,450,883 $ 46,450,883
Total Short-Term Investments (4.7%) (cost $46,450,883) 46,450,883
Investments, at value (100.0%) (cost $750,848,392 ) $ 987,725,713
Other Liabilities Less Assets (0.0%) (86,991)
Net Assets (100.0%) $ 987,638,722
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s Class X shares 7-day yield as of December 31, 2025.
ADR American Depositary Receipt
PLC Public Limited Company

See Notes to Financial Statements.
Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
ASSETS
Investments, at value (Cost $750,848,392 ) $ 987,725,713
Receivables:
Capital shares sold 762,108
Dividends 640,067
Prepaid expenses 49,765
Total Assets
989,177,653
LIABILITIES
Payables:
Capital shares redeemed 776,865
Accrued liabilities:
Advisory fees 598,072
Administrator fees 12,704
Transfer agent fees and expenses 55,561
Custodian fees 12,844
Compliance and Treasurer Services fees and expenses 12,500
Professional fees 48,200
Other accrued liabilities 22,185
Total Liabilities
1,538,931
Net Assets
$ 987,638,722
COMPONENTS OF NET ASSETS
Common stock, at Par Value $ 24,469
Paid-in Capital 750,733,280
Distributable earnings 236,880,973
Net Assets
$ 987,638,722
NET ASSET VALUE
Net Assets - Investor Class Shares $ 536,483,421
Shares Outstanding - Investor Class (100,000,000 shares authorized, par value $0.001) 13,420,693
Net Asset Value (offering & redemption price per share) - Investor Class Shares $ 39.97
Net Assets - Institutional Class Shares $ 451,155,301
Shares Outstanding - Institutional Class (100,000,000 shares authorized, par value $0.001) 11,048,329
Net Asset Value (offering & redemption price per share) - Institutional Class Shares $ 40.83

See Notes to Financial Statements.
Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2025
Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2025
INVESTMENT INCOME
Income:
Dividend income (net of foreign withholding taxes of $480,845) $ 1 7 , 312 , 96 3
Total Income
1 7 , 312 , 96 3
Expenses:
Advisory fees (Note 3 ) 7,073,900
Administrator fees 150,587
Transfer agent fees and expenses - Investor Class Shares 545,776
Transfer agent fees and expenses - Institutional Class Shares 62,966
Custodian fees 75,714
Compliance and Treasurer Services fees and expenses (Note 3 ) 155,974
Directors' fees and expenses (Note 3 ) 191,857
Professional fees 116,100
Registration fees - Investor Class Shares 28,903
Registration fees - Institutional Class Shares 27,163
Printing and postage fees - Investor Class Shares 32,291
Printing and postage fees - Institutional Class Shares 20,246
Miscellaneous 69,195
Total Expenses 8,550,672
Expense Reimbursements - Institutional Class Shares (Note 3 )
(457,732)
Net Expenses
8,092,940
Net Investment Income
9 , 220 , 023
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments 12 3 , 416 , 33 0
Net change in unrealized appreciation on investments
25,526,736
Net realized and unrealized gain on investments
148 , 943 , 066
Net increase in net assets from operations
$ 158,163,089

See Notes to Financial Statements.
Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
2025 2024
Operations:
Net investment income $ 9 , 220 ,0 2 3 $ 10,560,718
Net realized gain on investments 12 3 , 416 , 33 0 214,262,782
Net change in unrealized appreciation (depreciation) on
investments 25,526,736 (24,985,733)
Increase in net assets from operations
158,163,089 199,837,767
Distributions to shareholders:
Investor Class Shares (66,038,396) (113,996,541)
Institutional Class Shares (54,350,114) (96,536,807)
Total distributions to shareholders
(120,388,510) (210,533,348)
Net capital share transactions (Note 6 ):
Investor Class Shares (16,615,178) 39,521,488
Institutional Class Shares (32,069,828) 64,176,432
Total capital share transactions
(48,685,006) 103,697,920
Total increase (decrease)
(10,910,427) 93,002,339
NET ASSETS
Beginning of the year
998,549,149 905,546,810
End of the year
$ 987,638,722 $ 998,549,149

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 15, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the
“Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the
Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, if any, at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated
Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser, as defined in Note
3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the
Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.
Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of December 31,
2025:

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
At December 31, 2025, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding tax, which is accrued as applicable. Investment income, realized and unrealized gains and losses and certain Fund-level expenses are allocated to each class based on relative average daily net assets. Certain expenses are incurred at the class level and charged directly to that particular class.
Class level expenses are denoted as such on the Fund’s Statement of Operations.
c. Dividends and Distributions to Shareholders
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to class-specific fee waivers and expenses. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Capital gains, if any, are distributed to shareholders at least annually. The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a return of capital.
d. Federal Taxes
The Fund intends to continue to qualify each year as a regulated investment company and to distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal taxation. Therefore, no federal income or excise tax provision is required. For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require the Fund to record a tax liability or would otherwise require recognition in the financial statements. Open tax years are those that are open for
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 941,274,830 $ – $ – $ 941,274,830
Short-Term Investments 46,450,883 – – 46,450,883
Total Investments $ 987,725,713 $ – $ – $ 987,725,713

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
examination by taxing authorities (i.e., generally, the last three tax year-ends 2022 – 2024, and the interim tax year since then).
3. Fees and Expenses
Investment Adviser
The Fund’s investment adviser is Sound Shore Management, Inc. (the “Adviser”). Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class, excluding advisory fees, interest, taxes, securities lending costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs until at least May 1, 2026. This reimbursement is shown on the Statement of Operations as a reduction of expenses, and such amounts are not subject to future recoupment by the Adviser.
Other Services
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex U.S. Holdings LLC (d/b/a Apex Fund Services)
(“Apex”), provides certain administration and portfolio accounting services to the Fund. U.S. Bank, N.A. (“U.S. Bank”)
serves as custodian to the Fund.
Apex provides transfer agency services to the Fund.
The Fund also has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries effectively provide sub-transfer agent services that the Fund’s transfer agent would have otherwise had to provide. In recognition of this, the transfer agent, the
Fund and the Fund’s Adviser have entered into an agreement whereby the transfer agent agrees to pay financial intermediaries a portion of the amount denoted on the Statement of Operations as “Transfer agent fees and expenses — Investor Class
Shares” that it receives from the Fund for its services as transfer agent for the Investor Class and the Adviser agrees to pay the excess, if any, charged by a financial intermediary for that class.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is the
Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Apex, U.S. Bank, or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.
Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer and Anti-Money Laundering Officer to the Fund as well as some additional compliance support functions. Under a Treasurer Services Agreement with the Fund, Foreside Management
Services, LLC (“FMS”), an affiliate of the Distributor, provides a Treasurer to the Fund. Neither the Distributor, FFOS,
FMS, nor their employees that serve as officers of the Fund, have any role in determining the investment policies of or securities to be purchased or sold by the Fund.
The Fund pays each director who is not an “interested person” of the Fund, as defined in Section 2(a)(19) of the Act
(“Independent Director”), quarterly fees of $5,000, plus $10,000 per quarterly meeting attended in-person or telephonically,

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
and $2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the Audit Committee receives a quarterly fee of $2,500.
Certain Officers and Directors of the Fund are officers, directors, or employees of the aforementioned companies.
4. Purchases and Sales of Securities
The cost of securities purchased and proceeds from sales of securities (excluding short-term investments) for the fiscal year ended December 31, 2025, aggregated $712,360,792 and $879,046,702, respectively.
5. Federal Income Tax
Cost for federal income tax purposes is $750,848,392 and net unrealized appreciation consists of:
Distributions during the fiscal years ended December 31, 2025 and December 31, 2024 were characterized for tax purposes as follows:
Equalization debits (amounts not included in the above distributions) were as follows:
On the Statement of Assets and Liabilities, as a result of equalization, the following amounts have been reclassified for the year ended December 31, 2025:
Gross Unrealized Appreciation $ 249 , 678 , 9 89
Gross Unrealized Depreciation ( 12 , 801 , 668 )
Net Unrealized Appreciation $ 236 , 877 , 321
2025 2024
Ordinary Income $ 33,214,207 $ 59,003,941
Long-Term Capital Gain 87,174,303 151,529,407
Total Taxable Distributions $ 120,388,510 $ 210,533,348
2025 2024
Ordinary Income $ – $ 338,092
Long-Term Capital Gain 12,490,576 12,806,777
Total Taxable Distributions $ 12,490,576 $ 13,144,869
Paid-in-Capital $ 12,490,576
Distributable Earnings $ (12,490,576)

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Components of net assets on a federal income tax basis at December 31, 2025, were as follows:
At December 31, 2025, the Fund, for federal income tax purposes, had no capital loss carryforwards.
The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income
Tax Disclosures” (“ASU 2023-09”) during the year ended December 31, 2025.  Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
6. Capital Stock
Transactions in capital stock for the years ended December 31, 2025 and December 31, 2024, were as follows:
7. Segment Reporting
The Fund’s Principal Executive Officer acts as the Fund’s chief operating decision maker (CODM). The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. The CODM has determined the Fund to be an individual reporting segment, not part of a consolidated reporting entity. The objective and strategy of the Fund, along with the terms of its prospectus are used by the
Adviser to inform investment decisions. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Par Value + Paid-in Capital $ 750 , 757 , 749
Undistributed Ordinary Income 3,652
Net Unrealized Appreciation 2 36,877,321
Net Assets $ 987 , 638 , 722
For the Year Ended December 31, 2025
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
387,258 $ 15,350,888 698,416 $ 28,177,308
Reinvestment of dividends
1,565,075 62,909,041 1,293,334 53,084,517
Redemption of shares
(2,406,215) (94,875,107) (2,846,005) (113,331,653)
Net decrease from capital transactions
(453,882) $ (16,615,178) (854,255) $ (32,069,828)
For the Year Ended December 31, 2024
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
716,867 $ 32,083,068 1,211,023 $ 53,588,094
Reinvestment of dividends
2,804,766 108,887,064 2,381,970 94,143,367
Redemption of shares
(2,308,262) (101,448,644) (1,864,092) (83,555,029)
Net increase from capital transactions
1,213,371 $ 39,521,488 1,728,901 $ 64,176,432

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Concluded)
December 31, 2025
8. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class Shares
Net Asset Value, Beginning of Year
$ 38. 42 $ 39.43 $ 35.10 $ 41.16 $ 42.29
Investment Operations
Net investment income (a) 0. 35 0.44 0.33 0.36 0.41
Net realized and unrealized gain (loss) on
investments
6.6 4 8.50 5.78 (4.75) 9.66
Total from Investment Operations
6.99 8.94 6.11 (4.39) 10.07
Distributions from
Net investment income (0.42) (0.50) (0.27) (0.35) (0.44)
Net realized gains
(5.02) (9.45) (1.51) (1.32) (10.76)
Total Distributions
(5.44) (9.95) (1.78) (1.67) (11.20)
Net Asset Value, End of Year
$ 39.97 $ 38.42 $ 39.43 $ 35.10 $ 41.16
Total Return
18.20% 22.54% 17.45% (10.59)% 23.76%
Ratios/Supplemental Data
Net Assets at End of Year (in thousands) $536,483 $533,077 $499,178 $519,227 $671,380
Ratios to Average Net Assets:
Expenses 0.95% 0.95% 0.96% 0.94% 0.93%
Net Investment Income 0. 88% 0.97% 0.90% 0.94% 0.85%
Portfolio Turnover Rate (b) 77% 77% 69% 72% 44%
(a) Calculated based on average shares outstanding during each year.
(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS (Concluded)
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class Shares
Net Asset Value, Beginning of Year
$ 39.11 $ 39.94 $ 35.50 $ 41.56 $ 42.59
Investment Operations
Net investment income (a) 0.4 4 0.53 0.41 0.43 0.51
Net realized and unrealized gain (loss) on
investments
6.7 6 8.63 5.84 (4.78) 9.70
Total from Investment Operations
7.20 9.16 6.25 (4.35) 10.21
Distributions from
Net investment income (0.46) (0.54) (0.30) (0.39) (0.48)
Net realized gains
(5.02) (9.45) (1.51) (1.32) (10.76)
Total Distributions
(5.48) (9.99) (1.81) (1.71) (11.24)
Net Asset Value, End of Year
$ 40.83 $ 39.11 $ 39.94 $ 35.50 $ 41.56
Total Return
18.42% 22.82% 17.67% (10.40)% 23.95%
Ratios/Supplemental Data
Net Assets at End of Year (in thousands) $451,155 $465,472 $406,369 $381,109 $575,184
Ratios to Average Net Assets:
Expenses (gross) (b) 0.86% 0.85% 0.86% 0.85% 0.83%
Expenses (net) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income 1. 09% 1.16% 1.11% 1.13% 1.03%
Portfolio Turnover Rate (c) 77% 77% 69% 72% 44%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements. The total return would be lower had such reductions not occurred.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and the Shareholders of Sound Shore Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sound
Shore Fund, Inc. (the “Fund”) as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 23, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, Ltd.
Philadelphia, Pennsylvania
February 25, 2026

Sound Shore Fund, Inc.
IMPORTANT TAX INFORMATION (Unaudited)
December 31, 2025
Federal Tax Status of Dividends Declared during the Fiscal Year
Income Dividends - For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund paid ordinary income dividends of $33,214,207 for the tax year ended December 31, 2025. The Fund designated 43.78% of its income dividend distributed as qualifying for the corporate dividends received deductions (DRD)
and 51.30% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund
also designates 0% of its income dividends as qualified interest income (QII) and 69.79% as qualified short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Capital Gain and other distributions - The Fund paid long-term capital gain dividends of $87,174,303.

Sound Shore Fund, Inc.
OTHER INFORMATION (Unaudited)
December 31, 2025
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8 of Form
N-CSR)
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies (Item 9 of Form N-CSR)
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10 of
Form N-CSR)
Please see financial statements in Item 7(a).
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Investment Adviser
Sound Shore Management, Inc.
Greenwich, Connecticut
Administrator
Apex Fund Services
Portland, Maine
Distributor
Foreside Fund Services, LLC
Portland, Maine
www.acaglobal.com
Transfer and Distribution Paying Agent
Apex Fund Services
Portland, Maine
Custodian
U.S. Bank, N.A.
Milwaukee, Wisconsin
Fund Counsel
Sullivan and Worcester LLP
New York, New York
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
Philadelphia, Pennsylvania

(b)	Included as part of financial statements filed under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included as part of financial statements filed under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ John P. DeGulis
John P. DeGulis, President

Date	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. DeGulis
John P. DeGulis, President

Date	February 25, 2026

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	February 25, 2026